RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS AS OF December 31, 2022 (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
As Previously Reported [Member]
Issuance of common shares for purchase of membership interest	$ (9,498,705.00)
Issuance of common shares for purchase of membership interest	9,498,705.00
Impairment loss on intangible asset	0
Net Cash Provided by Operating Activities	7,867,401.00
Investments in Corporations and LLCs	(9,864,309.00)
Net Cash Used by Investing Activities	(11,144,304.00)
Proceeds from issuance of convertible notes	3,435,377.00
Net Cash Provided by Financing Activities	3,887,046.00
Net Cash Increase for the Year	610,143.00
Issuance of common share for purchase of membership interest	1,540,331.00
Restated [Member]
Issuance of common shares for purchase of membership interest	0
Issuance of common shares for purchase of membership interest	0
Impairment loss on intangible asset	2,000,000
Net Cash Provided by Operating Activities	368,696
Investments in Corporations and LLCs	(365,604)
Net Cash Used by Investing Activities	(1,645,599)
Proceeds from issuance of convertible notes	1,435,377
Net Cash Provided by Financing Activities	1,887,046
Net Cash Increase for the Year	610,143
Issuance of common share for purchase of membership interest	9,498,705
Adjustments [Member]
Issuance of common shares for purchase of membership interest	(9,498,705.00)
Issuance of common shares for purchase of membership interest	9,498,705.00
Impairment loss on intangible asset	2,000,000
Net Cash Provided by Operating Activities	(7,498,705)
Investments in Corporations and LLCs	9,498,705
Net Cash Used by Investing Activities	9,498,705
Proceeds from issuance of convertible notes	(2,000,000)
Net Cash Provided by Financing Activities	(2,000,000)
Net Cash Increase for the Year	0
Issuance of common share for purchase of membership interest	$ 7,958,374